ACQUISITIONS	12 Months Ended
Dec. 31, 2011
Business Combination Disclosure [Text Block]

3. ACQUISITIONS

(a) Acquisition of a subsidiary

          During the year ended December 31, 2011, the Company completed the acquisition of 100% ownership interest in Dazhaihe. This acquisition is in line with the Company’s plan to further expand its hydroelectric power generation capacity in the PRC.

          On November 6, 2010, Xiaopengzu entered into an equity transfer purchase agreement with seven individual shareholders to acquire 100% of the equity interest in Dazhaihe. The total purchase consideration for the acquisition was US$9,019 (RMB59,000) cash. The hydroelectric project of Dazhaihe is located in Mengqian County, Yunnan Province, and has been in operation since September 2008. The acquisition was completed and Xiaopengzu took effective control of Dazhaihe on April 10, 2011. The acquisition of Dazhaihe meets the definition of a business acquisition and the results of operations of the acquired business have been included in the Company’s consolidated financial statements since April 10, 2011.

          Based on the available and obtainable information as of April 10, 2011, which is subject to further refinement, the following table summarizes the estimated fair value of the assets acquired and liabilities assumed at the date of acquisition on April 10, 2011.

US$

Cash purchase price	9,019

Total purchase consideration	9,019

Cash	59
Property, plant and equipment, net	11,540
Other assets	555
Goodwill	6,646

Total assets acquired	18,800

Other liabilities	(9,303)
Deferred tax liabilities—non-current	(478)

Total liabilities assumed	(9,781)

Net assets acquired	9,019

          The US$6,646 goodwill from the acquisition of Dazhaihe was assigned to the Yunnan Province segment. The goodwill recognized is primarily attributable to expected synergies and the assembled workforce of Dazhaihe. None of the goodwill is expected to be deductible for tax purposes.

          The Company recognized US$28 of acquisition-related costs that were expensed in the year ended December 31, 2011. These costs are included in “General and administrative expenses” in the consolidated statements of operations.

          The amounts of revenue and net loss of Dazhaihe included in the Company’s consolidated statement of operations from April 10, 2011, the acquisition date, to December 31, 2011 are as follows:

US$

Revenue	831
Net loss	(717)

(b) Unaudited pro forma consolidated financial information

          The following unaudited pro forma consolidated financial information reflects the results of the operations of the Group for the years ended December 31, 2010 and 2011, as if the acquisition of Dazhaihe in 2011 described above had been completed at the beginning of the years presented. These pro forma results have been prepared for comparative purposes only and do not purport to be indicative of what operating results would have been had the acquisitions actually taken place on the dates indicated and may not be indicative of future operating results. The pro forma adjustments are based upon available information and certain assumptions that management believes are reasonable.

	For the Years Ended December 31,

	2010	2011

	US$	US$

Revenues	63,643	57,907
Profit (loss) before income taxes	5,409	(53,952)
Net loss attributable to ordinary shareholders	(12,322)	(45,638)
Basic and diluted loss per share	(0.09)	(0.29)

(c) Acquisition of noncontrolling interest

          On January 14, 2011, Fujian Huabang, a wholly-owned subsidiary of the Company, completed the acquisition of the remaining 10% equity interest of Wangkeng pursuant to an equity transfer purchase agreement with Sanming Chenyang Hydroelectric Co., Ltd. dated November 22, 2010. The purchase consideration for the acquisition was US$5,939 (RMB38,967). The Company accounted for the purchase of subsidiary shares from the noncontrolling interest as an equity transaction in accordance with ASC 810-10. The carrying amount of the noncontrolling interest was adjusted from US$1,032(RMB6,777) to US$nil to reflect the noncontrolling interest holder’s reduced ownership interest in Wangkeng’s net assets. The difference between the consideration paid by the Company to the noncontrolling interest holder and the adjustment to the carrying amount of the noncontrolling interest in Wangkeng was recognized in additional paid-in capital. Upon the completion of this transaction, Wangkeng became a wholly-owned subsidiary of the Group.

The following table shows the effects of changes in the Company’s ownership interest in Wangkeng on the Company’s equity:

	For the Years Ended December 31,

	2010	2011

	US$	US$

Net income (loss) attributable to the Company	3,742	(45,389)

Decrease in the Company’s paid-in capital for purchase of 10% of equity interest in Wangkeng	—	(4,907)

Net transfers to noncontrolling interest	—	(4,907)

Change from net income (loss) attributable to the Company and transfers to noncontrolling interest	3,742	(50,296)

(d) Finalization of purchase price allocation

          During the year ended December 31, 2011, the Company finalized the purchase price allocation for the acquisition of Jinling and its subsidiaries and retrospectively adjusted the December 31, 2010 consolidated balance sheet to increase goodwill by US$1,416, other liabilities by US$625 and deferred tax assets by US$474, and to decrease other assets by US$1,265, as if they were recorded on the acquisition date of December 30, 2010. No significant adjustment was made to the purchase price allocations relating to other acquisitions completed in the year ended December 31, 2010.

          The following table presents the details of the preliminary purchase price allocation reported as of December 31, 2010, the adjustment made in the year ended December 31, 2011 and the final purchase price allocation.

	Preliminary December 31, 2010	Adjustments	Final December 31, 2010

	US$	US$	US$

Cash and Bank	26		26
Property, plant and equipment, net	78,953		78,953
Intangible assets	1,759		1,759
Other assets	2,930	(1,265)	1,665
Goodwill	7,925	1,416	9,341
Deferred tax assets— non-current	—	474	474

Total assets acquired	91,593	625	92,218

Short-term loans	(9,286)		(9,286)
Current portion of long-term loans	(5,964)		(5,964)
Long-term loans	(16,081)		(16,081)
Other liabilities	(40,924)	(625)	(41,549)
Deferred tax liabilities — non-current	(4,274)		(4,274)

Total liabilities assumed	(76,529)	(625)	(77,154)

Non-controlling interest	(3,731)	—	(3,731)

Net assets acquired	11,333	—	11,333

          Adjustments were made mainly to reflect new information obtained during the measurement period after the preliminary purchase price allocation on the provisional acquisition-date fair value of certain assets and liabilities as well as the corresponding deferred taxes.